INCOME TAX - Reconciliation (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2025
Effective Income Tax Reconciliation, Amount
Tax at Statutory rate (21%)					$ (25,376,496)		$ 1,153,091
Change in fair value of NRA liability					34,571
Change in fair value of warrant liability							(38,765)
Meals					1,769		2,836
Entertainment					161		34
Chane in fair value of convertible note							(837,981)
Nondeductible transaction costs					1,891,691
Change in fair value of Long-Term and Short-Term Investor Notes					2,353,692		(2,597,515)
Change in fair value of Secured Convertible Note		$ 89,535			753,039
Change in fair value of Earnout Liability					280,350		(195,090)
Change in fair value of Subscription Agreement					8,147		13,503
Change in fair value of Stock Payable					(206,865)		(48,887)
Change in fair value of Tau Agreement							85,597
Change in fair value of Tau commitment fee							(10,536)
Change in fair value of WDCO sellers convertible note							(10,363)
Loss on AtlasClear acquisition					18,142,481
Stock Compensation Expense					307,157
Extinguishment of Accrued Liabilities					(184,689)
Change in fair value of WDCO Share payable					683,941		176,353
Change in statutory rate							13,123
Return To Provision					(477,461)		(1,477,734)
State Tax - Net of Federal Benefit					(220,234)		(400,312)
State Minimum Tax - Net of Federal Benefit					2,504		1,229
Chang in Valuation Allowance - State					499,331		441,782
Chang in Valuation Allowance - Federal					937,175		1,752,730
Net adjustments - Federal							181,158
-Goodwill intangible DTA recognized as part of acquisition							1,536,366
Income tax benefit	$ (153,035)	$ 21,752	$ (563,736)	$ 318,313	$ (569,736)	$ 581,118	$ (259,381)
Effective Income Tax Reconciliation, Rate
Statutory tax rate					21.00%		21.00%
Change in fair value of NRA liability					(0.03%)
Change in fair value of warrant liability							(0.71%)
Meals					0.00%		0.05%
Entertainment					0.00%		0.00%
Chane in fair value of convertible note							(15.26%)
Nondeductible transaction costs					(1.57%)
Change in fair value of Long-Term and Short-Term Investor Notes					(1.95%)		(47.31%)
Change in fair value of Secured Convertible Note					(0.62%)
Change in fair value of Earnout Liability					(0.23%)		(3.55%)
Change in fair value of Subscription Agreement					(0.01%)		0.25%
Change in fair value of Stock Payable					0.17%		(0.89%)
Change in fair value of Tau Agreement							1.56%
Change in fair value of Tau commitment fee							(0.19%)
Change in fair value of WDCO sellers convertible note							(0.19%)
Loss on AtlasClear acquisition					(15.01%)
Business combination expenses					(0.25%)
Extinguishment of Accrued Liabilities					0.15%
Change in fair value of WDCO Share payable					(0.57%)		3.21%
Change in statutory rate							0.24%
Return To Provision					0.40%		(26.91%)
State Tax - Net of Federal Benefit					0.18%		(7.29%)
State Minimum Tax - Net of Federal Benefit					0.00%		0.02%
Chang in Valuation Allowance - State					(0.41%)		8.05%
Chang in Valuation Allowance - Federal					(0.78%)		31.92%
Net adjustments - Federal							3.30%
-Goodwill intangible DTA recognized as part of acquisition							27.98%
Income tax benefit					0.47%		(4.72%)